Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Revenue	$ 64,473	$ 54,059
Cost of sales	34,702	23,474
Gross profit	29,771	30,585
Operating expenses:
Selling, general, and administrative expense	25,776	22,957
Research and development	6,609	6,919
Total operating expenses	32,385	29,876
Operating income (loss)	(2,614)	709
Other income (expense):
Interest (expense)	(693)	(277)
Other income (expense), net	(3,890)	572
Total other income (expense)	(4,583)	295
Income (loss) before income taxes	(7,197)	1,004
Income tax expense	1,246	2,018
Net loss	$ (8,443)	$ (1,014)
Net loss per share, basic	$ (0.32)	$ (0.04)
Net loss per share, diluted	$ (0.32)	$ (0.04)
Weighted-average shares outstanding, basic	26,382,190	25,000,000
Weighted-average shares outstanding, diluted	26,382,190	25,000,000